COMPONENTS OF INCOMETAX BENEFIT EXPENSE (Details) (USD $)	3 Months Ended		68 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Federal:
Current	$ 0	$ 0	$ 0
Deferred	0	0	0
Income Tax Expense Benefit Federal	0	0	0
Current.	0	0	0
Deferred.	0	0	0
Income Tax Expense Benefit State.	0	0	0
TOTAL COMPONENTS OF INCOMETAX BENEFIT EXPENSE.	$ 0	$ 0	$ 0